Goodwill and Intangible Assets - Estimated Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Amortization Expense, 2015	$ 19,353
Estimated Amortization Expense, 2016	18,788
Estimated Amortization Expense, 2017	17,952
Estimated Amortization Expense, 2018	17,252
Estimated Amortization Expense, 2019	$ 17,000